Staking Revenue	3 Months Ended	4 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Avalanche Treasury Company LLC
Staking Revenue
Staking Revenue

Note 8. Staking Revenue

The Company participates in staking activities on the Avalanche network through validator arrangements with Chorus One AG, Tarmac Labs Inc., and ParaFi Technologies LLC. Under these arrangements, the service providers operate and maintain validator node infrastructure, including monitoring and reporting services, under the direction of the Company. The Company sets the contractual staking terms, which could range from 14 to 365 days. The Company retains ownership and control of its staked AVAX tokens at all times through the staking process.

The Company earns staking rewards in exchange for delegating digital assets to support network validation activities on the Avalanche blockchain protocol. Staking rewards consist of block rewards, transaction fees, and, where applicable, supplemental protocol incentives. Rewards are distributed directly by the Avalanche protocol to the Company’s designated wallet.

Performance Obligation

The Company’s performance obligation is the delegation of its AVAX tokens to a third-party node operator for a defined staking period. This obligation is satisfied over time as the node operator maintains the required uptime throughout the staking period, since the customer simultaneously receives and consumes the benefit provided. The transaction price, measured at inception, is recognized ratably over the staking period. The staking terms are contractually fixed at inception and the Company does not have the practical ability to withdraw its tokens prior to the expiration of the staking period. Revenue is measured as the net amount of staking rewards earned by the Company less fees paid to node operators.

Transaction Price and Variable Consideration

The transaction price consists of variable consideration in the form of staking rewards net of fees paid to third-party node operators as disclosed in “Service Fees” below. The amount of rewards is determined by protocol-defined formulas and is affected by factors such as network activity, validator performance, and total staked amounts.

Because staking rewards are variable and contingent upon successful validation by the node operator, the Company constrains variable consideration until it is probable that a significant reversal of cumulative revenue recognized will not occur. Validators are required to maintain a minimum uptime of 90% (previously 80%) throughout the staking period. Failure to meet this threshold results in the forfeiture of all staking rewards for the validator and its delegators, including the Company. As such, the consideration the Company expects to receive is contingent upon the node operator’s performance and is accounted for as variable consideration under ASC 606, by analogy. The transaction price is measured at inception using either the most likely amount or expected value method, depending on which method the Company expects to better predict the amount of consideration to which it will be entitled. Variable consideration is included in the transaction price only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the associated uncertainty is subsequently resolved. The performance obligation is satisfied over time as the node operator maintains the required uptime throughout the staking period, since the customer simultaneously receives and consumes the benefit provided. The transaction price is recognized ratably over the staking period, subject to the variable consideration constraint. Revenue is not recognized until the uncertainty associated with the variable consideration is resolved, which is typically at the end of the validation period. As of March 31, 2026 and December 31, 2025, there were no active validation periods in progress.

The fair value of reward tokens is determined using quoted prices on the principal market for the related digital asset at contract inception, which corresponds to the date the staking arrangement is initiated and the transaction price is established. The performance obligation is satisfied over time throughout the staking period as the node operator maintains the required uptime. The duration of staking periods ranges from 14 to 365 days as determined by the Company at the time of delegation.

Agent Considerations

The Company engages third-party service providers to facilitate staking activities on its blockchain nodes. While the Company determines the amount of AVAX staked and the timing of staking and unstaking, the third-party service providers control the underlying infrastructure critical to the staking process, including node availability and the ability to meet the network’s uptime requirements necessary to earn staking rewards. Accordingly, the Company has determined that it is the agent in these arrangements and recognizes staking rewards on a net basis as revenue. For the three months ended March 31, 2026, the Company recognized revenue from staking rewards of $2,057,074, net of fees paid to third parties of $36,273 in the accompanying unaudited condensed statement of operations.

Service Fees

Validator node operators are compensated based on a percentage of staking rewards earned, generally ranging from 2.5% to 3.0%. Fees under the Chorus One and Tarmac arrangements are settled in AVAX and measured at fair value at contract inception. Fees under the ParaFi arrangement are invoiced monthly and settled in fiat currency. Fees paid to third-party node operators are netted against gross staking rewards, with the resulting net amount recognized as revenue in the period the staking rewards are earned.

Note 9.     Staking Revenue

The Company participates in staking activities on the Avalanche network through validator arrangements with Chorus One AG, Tarmac Labs Inc., and ParaFi Technologies LLC. Under these arrangements, the service providers operate and maintain validator node infrastructure, including monitoring and reporting services, under the direction of the Company. The Company sets the contractual staking terms, which could range from 14 to 365 days. The Company retains ownership and control of its staked AVAX tokens at all times through the staking process.

The Company earns staking rewards in exchange for delegating digital assets to support network validation activities on the Avalanche blockchain protocol. Staking rewards consist of block rewards, transaction fees, and, where applicable, supplemental protocol incentives. Rewards are distributed directly by the Avalanche protocol to the Company’s designated wallet.

Performance Obligation

The Company’s performance obligation is the delegation of its AVAX tokens to a third-party node operator for a defined staking period. This obligation is satisfied over time as the node operator maintains the required uptime throughout the staking period, since the customer simultaneously receives and consumes the benefit provided. The transaction price, measured at inception, is recognized ratably over the staking period. The staking terms are contractually fixed at inception and the Company does not have the practical ability to withdraw its tokens prior to the expiration of the staking period. Revenue is measured as the net amount of staking rewards earned by the Company less fees paid to node operators.

Transaction Price and Variable Consideration

The transaction price consists of variable consideration in the form of staking rewards net of fees paid to third-party node operators as disclosed in “Service Fees” below. The amount of rewards is determined by protocol-defined formulas and is affected by factors such as network activity, validator performance, and total staked amounts.

Because staking rewards are variable and contingent upon successful validation by the node operator, the Company constrains variable consideration until it is probable that a significant reversal of cumulative revenue recognized will not occur. Validators are required to maintain a minimum uptime of 90% (previously 80%) throughout the staking period. Failure to meet this threshold results in the forfeiture of all staking rewards for the validator and its delegators, including the Company. As such, the consideration the Company expects to receive is contingent upon the node operator’s performance and is accounted for as variable consideration under ASC 606, by analogy. The transaction price is measured at inception using either the most likely amount or expected value method, depending on which method the Company expects to better predict the amount of consideration to which it will be entitled. Variable consideration is included in the transaction price only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the associated uncertainty is subsequently resolved. The performance obligation is satisfied over time as the node operator maintains the required uptime throughout the staking period, since the customer simultaneously receives and consumes the benefit provided. The transaction price is recognized ratably over the staking period, subject to the variable consideration constraint. Revenue is not recognized until the uncertainty associated with the variable consideration is resolved, which is typically at the end of the validation period. As of the reporting year-end, there were no active validation periods in progress. The fair value of reward tokens is determined using quoted prices on the principal market for the related digital asset at contract inception, which corresponds to the date the staking arrangement is initiated and the transaction price is established. The performance obligation is satisfied over time throughout the staking period as the node operator maintains the required uptime. The duration of staking periods ranges from 14 to 365 days as determined by the Company at the time of delegation.

Agent Considerations

The Company engages third-party service providers to facilitate staking activities on its blockchain nodes. While the Company determines the amount of AVAX staked and the timing of staking and unstaking, the third-party service providers control the underlying infrastructure critical to the staking process, including node availability and the ability to meet the network’s uptime requirements necessary to earn staking rewards. Accordingly, the Company has determined that it is the agent in these arrangements and recognizes staking rewards on a net basis as revenue. For the period from August 20,2025 (inception) through December 31, 2025, the Company recognized revenue from staking rewards of $1,434,669, which was recorded net of fees paid to third parties of $74,840 in the accompanying audited statement of operations.

Service Fees

Validator node operators are compensated based on a percentage of staking rewards earned, generally ranging from 2.5% to 3.0%. Fees under the Chorus One and Tarmac arrangements are settled in AVAX and measured at fair value at contract inception. Fees under the ParaFi arrangement are invoiced monthly and settled in fiat currency. Fees paid to third-party node operators are netted against gross staking rewards, with the resulting net amount recognized as revenue in the period the staking rewards are earned.